Document and Entity Information	12 Months Ended
Oct. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug 31, 2012
Registrant Name	FIRST AMERICAN FUNDS INC
Central Index Key	0000356134
Amendment Flag	false
Document Creation Date	Oct 30, 2012
Document Effective Date	Oct 30, 2012
Prospectus Date	Oct 30, 2012

Class A Shares | First American Government Obligations Fund
Fund Summaries Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A Shares First American Government Obligations Fund Class A
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Annual Low Balance Account Fee (for accounts under $2,500)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Shares First American Government Obligations Fund Class A
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.19%
Total Annual Fund Operating Expenses	0.79%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class A Shares First American Government Obligations Fund Class A
1 year	81
3 years	252
5 years	439
10 years	978

Principal Investment Strategies
Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.01%.

Best Quarter: Quarter ended December 31, 2006 1.16% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class A Shares First American Government Obligations Fund Class A	Sep 24, 2001	none	1.24%	1.53%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class A Shares | First American Government Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Government Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

		When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

		Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended December 31, 2006 1.16% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class A Shares | First American Government Obligations Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Low Balance Account Fee (for accounts under $2,500)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
2002	rr_AnnualReturn2002	1.18%	[1]
2003	rr_AnnualReturn2003	0.49%	[1]
2004	rr_AnnualReturn2004	0.66%	[1]
2005	rr_AnnualReturn2005	2.51%	[1]
2006	rr_AnnualReturn2006	4.34%	[1]
2007	rr_AnnualReturn2007	4.49%	[1]
2008	rr_AnnualReturn2008	1.75%	[1]
2009	rr_AnnualReturn2009	0.02%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.24%
Ten Years	rr_AverageAnnualReturnYear10	1.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.01%.

Class A Shares | First American Prime Obligations Fund
Fund Summaries Prime Obligations Fund
Investment Objective
Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A Shares First American Prime Obligations Fund Class A
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Annual Low Balance Account Fee (for accounts under $2,500)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Shares First American Prime Obligations Fund Class A
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.80%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class A Shares First American Prime Obligations Fund Class A
1 year	82
3 years	255
5 years	444
10 years	990

Principal Investment Strategies
Prime Obligations Fund invests in high-quality short-term debt obligations, including:
  commercial paper.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  non-convertible corporate debt securities.
  securities issued by the U.S. government or one of its agencies or instrumentalities.
  municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.
When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended September 30, 2007 1.17% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class A Shares First American Prime Obligations Fund Class A	Sep 24, 2001	none	1.38%	1.62%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class A Shares | First American Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Prime Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Prime Obligations Fund invests in high-quality short-term debt obligations, including:
  commercial paper.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  non-convertible corporate debt securities.
  securities issued by the U.S. government or one of its agencies or instrumentalities.
  municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.
When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

		The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

		Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended September 30, 2007 1.17% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class A Shares | First American Prime Obligations Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Low Balance Account Fee (for accounts under $2,500)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
2002	rr_AnnualReturn2002	1.22%	[1]
2003	rr_AnnualReturn2003	0.52%	[1]
2004	rr_AnnualReturn2004	0.69%	[1]
2005	rr_AnnualReturn2005	2.52%	[1]
2006	rr_AnnualReturn2006	4.37%	[1]
2007	rr_AnnualReturn2007	4.62%	[1]
2008	rr_AnnualReturn2008	2.26%	[1]
2009	rr_AnnualReturn2009	0.10%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.38%
Ten Years	rr_AverageAnnualReturnYear10	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class A Shares | First American Tax Free Obligations Fund
Fund Summaries Tax Free Obligations Fund
Investment Objective
Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A Shares First American Tax Free Obligations Fund Class A
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Annual Low Balance Account Fee (for accounts under $2,500)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Shares First American Tax Free Obligations Fund Class A
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.26%
Total Annual Fund Operating Expenses	0.86%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class A Shares First American Tax Free Obligations Fund Class A
1 year	88
3 years	274
5 years	477
10 years	1,061

Principal Investment Strategies
Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:
  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.
Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended June 30, 2007 0.76% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class A Shares First American Tax Free Obligations Fund Class A	Sep 24, 2001	none	0.86%	1.03%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class A Shares | First American Tax Free Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Tax Free Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:
  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.
Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

		Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

		Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended June 30, 2007 0.76% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class A Shares | First American Tax Free Obligations Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Low Balance Account Fee (for accounts under $2,500)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
2002	rr_AnnualReturn2002	0.76%	[1]
2003	rr_AnnualReturn2003	0.35%	[1]
2004	rr_AnnualReturn2004	0.50%	[1]
2005	rr_AnnualReturn2005	1.68%	[1]
2006	rr_AnnualReturn2006	2.72%	[1]
2007	rr_AnnualReturn2007	2.93%	[1]
2008	rr_AnnualReturn2008	1.39%	[1]
2009	rr_AnnualReturn2009	0.00%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	0.86%
Ten Years	rr_AverageAnnualReturnYear10	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class A Shares | First American Treasury Obligations Fund
Fund Summaries Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A Shares First American Treasury Obligations Fund Class A
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Annual Low Balance Account Fee (for accounts under $2,500)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Shares First American Treasury Obligations Fund Class A
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.19%
Total Annual Fund Operating Expenses	0.79%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class A Shares First American Treasury Obligations Fund Class A
1 year	81
3 years	252
5 years	439
10 years	978

Principal Investment Strategies
Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended December 31, 2006 1.15% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class A Shares First American Treasury Obligations Fund Class A	Sep 24, 2001	none	1.06%	1.41%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class A Shares | First American Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Treasury Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

		When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

		Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended December 31, 2006 1.15% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class A Shares | First American Treasury Obligations Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Low Balance Account Fee (for accounts under $2,500)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
2002	rr_AnnualReturn2002	1.12%	[1]
2003	rr_AnnualReturn2003	0.42%	[1]
2004	rr_AnnualReturn2004	0.60%	[1]
2005	rr_AnnualReturn2005	2.41%	[1]
2006	rr_AnnualReturn2006	4.30%	[1]
2007	rr_AnnualReturn2007	4.25%	[1]
2008	rr_AnnualReturn2008	1.12%	[1]
2009	rr_AnnualReturn2009	0.00%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.06%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class A Shares | First American U.S. Treasury Money Market Fund
Fund Summaries U.S. Treasury Money Market Fund
Investment Objective
U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A Shares First American U.S. Treasury Money Market Fund Class A
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Annual Low Balance Account Fee (for accounts under $2,500)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Shares First American U.S. Treasury Money Market Fund Class A
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.26%
Total Annual Fund Operating Expenses	0.86%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class A Shares First American U.S. Treasury Money Market Fund Class A
1 year	88
3 years	274
5 years	477
10 years	1,061

Principal Investment Strategies
U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended December 31, 2006 1.08% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Class A Shares First American U.S. Treasury Money Market Fund Class A	Oct 25, 2004	none	0.98%	1.58%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class A Shares | First American U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

		When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

		Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended December 31, 2006 1.08% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class A Shares | First American U.S. Treasury Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Low Balance Account Fee (for accounts under $2,500)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
2005	rr_AnnualReturn2005	2.23%	[1]
2006	rr_AnnualReturn2006	4.05%	[1]
2007	rr_AnnualReturn2007	3.95%	[1]
2008	rr_AnnualReturn2008	0.99%	[1]
2009	rr_AnnualReturn2009	0.00%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	0.98%
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2004

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class D Shares | First American Government Obligations Fund
Fund Summaries Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class D Shares First American Government Obligations Fund Class D
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class D Shares First American Government Obligations Fund Class D
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.65%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class D Shares First American Government Obligations Fund Class D
1 year	66
3 years	208
5 years	362
10 years	810

Principal Investment Strategies
Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.01%.

Best Quarter: Quarter ended December 31, 2006 1.20% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class D Shares First American Government Obligations Fund Class D	Jan 21, 1995	none	1.30%	1.64%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class D Shares | First American Government Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Government Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

		When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

		Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended December 31, 2006 1.20% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class D Shares | First American Government Obligations Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	810
2002	rr_AnnualReturn2002	1.34%	[1]
2003	rr_AnnualReturn2003	0.64%	[1]
2004	rr_AnnualReturn2004	0.81%	[1]
2005	rr_AnnualReturn2005	2.66%	[1]
2006	rr_AnnualReturn2006	4.50%	[1]
2007	rr_AnnualReturn2007	4.64%	[1]
2008	rr_AnnualReturn2008	1.90%	[1]
2009	rr_AnnualReturn2009	0.05%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.30%
Ten Years	rr_AverageAnnualReturnYear10	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 21, 1995

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.01%.

Class D Shares | First American Prime Obligations Fund
Fund Summaries Prime Obligations Fund
Investment Objective
Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class D Shares First American Prime Obligations Fund Class D
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class D Shares First American Prime Obligations Fund Class D
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.65%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class D Shares First American Prime Obligations Fund Class D
1 year	66
3 years	208
5 years	362
10 years	810

Principal Investment Strategies
Prime Obligations Fund invests in high-quality short-term debt obligations, including:
  commercial paper.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  non-convertible corporate debt securities.
  securities issued by the U.S. government or one of its agencies or instrumentalities.
  municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.
When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended September 30, 2007 1.21% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class D Shares First American Prime Obligations Fund Class D	Jan 24, 1995	none	1.45%	1.73%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class D Shares | First American Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Prime Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Prime Obligations Fund invests in high-quality short-term debt obligations, including:
  commercial paper.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  non-convertible corporate debt securities.
  securities issued by the U.S. government or one of its agencies or instrumentalities.
  municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.
When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

		The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

		Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended September 30, 2007 1.21% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class D Shares | First American Prime Obligations Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	810
2002	rr_AnnualReturn2002	1.38%	[1]
2003	rr_AnnualReturn2003	0.67%	[1]
2004	rr_AnnualReturn2004	0.84%	[1]
2005	rr_AnnualReturn2005	2.67%	[1]
2006	rr_AnnualReturn2006	4.53%	[1]
2007	rr_AnnualReturn2007	4.78%	[1]
2008	rr_AnnualReturn2008	2.41%	[1]
2009	rr_AnnualReturn2009	0.16%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.45%
Ten Years	rr_AverageAnnualReturnYear10	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 24, 1995

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class D Shares | First American Tax Free Obligations Fund
Fund Summaries Tax Free Obligations Fund
Investment Objective
Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class D Shares First American Tax Free Obligations Fund Class D
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class D Shares First American Tax Free Obligations Fund Class D
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.21%
Total Annual Fund Operating Expenses	0.71%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class D Shares First American Tax Free Obligations Fund Class D
1 year	73
3 years	227
5 years	395
10 years	883

Principal Investment Strategies
Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:
  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.
Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended September 30, 2007 0.79% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class D Shares First American Tax Free Obligations Fund Class D	Nov 26, 1997	none	0.92%	1.13%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class D Shares | First American Tax Free Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Tax Free Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:
  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.
Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

		Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

		Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended September 30, 2007 0.79% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class D Shares | First American Tax Free Obligations Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	395
10 years	rr_ExpenseExampleYear10	883
2002	rr_AnnualReturn2002	0.91%	[1]
2003	rr_AnnualReturn2003	0.50%	[1]
2004	rr_AnnualReturn2004	0.65%	[1]
2005	rr_AnnualReturn2005	1.83%	[1]
2006	rr_AnnualReturn2006	2.87%	[1]
2007	rr_AnnualReturn2007	3.08%	[1]
2008	rr_AnnualReturn2008	1.54%	[1]
2009	rr_AnnualReturn2009	0.00%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	0.92%
Ten Years	rr_AverageAnnualReturnYear10	1.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 1997

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class D Shares | First American Treasury Obligations Fund
Fund Summaries Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class D Shares First American Treasury Obligations Fund Class D
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class D Shares First American Treasury Obligations Fund Class D
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.65%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class D Shares First American Treasury Obligations Fund Class D
1 year	66
3 years	208
5 years	362
10 years	810

Principal Investment Strategies
Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended December 31, 2006 1.19% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class D Shares First American Treasury Obligations Fund Class D	Oct 4, 1993	none	1.12%	1.52%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class D Shares | First American Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Treasury Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

		When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

		Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended December 31, 2006 1.19% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class D Shares | First American Treasury Obligations Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	810
2002	rr_AnnualReturn2002	1.28%	[1]
2003	rr_AnnualReturn2003	0.57%	[1]
2004	rr_AnnualReturn2004	0.75%	[1]
2005	rr_AnnualReturn2005	2.57%	[1]
2006	rr_AnnualReturn2006	4.45%	[1]
2007	rr_AnnualReturn2007	4.41%	[1]
2008	rr_AnnualReturn2008	1.24%	[1]
2009	rr_AnnualReturn2009	0.02%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.12%
Ten Years	rr_AverageAnnualReturnYear10	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 1993

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class D Shares | First American U.S. Treasury Money Market Fund
Fund Summaries U.S. Treasury Money Market Fund
Investment Objective
U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class D Shares First American U.S. Treasury Money Market Fund Class D
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class D Shares First American U.S. Treasury Money Market Fund Class D
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.21%
Total Annual Fund Operating Expenses	0.71%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class D Shares First American U.S. Treasury Money Market Fund Class D
1 year	73
3 years	227
5 years	395
10 years	883

Principal Investment Strategies
U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended December 31, 2006 1.12% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Class D Shares First American U.S. Treasury Money Market Fund Class D	Oct 25, 2004	none	1.03%	1.67%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class D Shares | First American U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

		When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

		Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended December 31, 2006 1.12% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class D Shares | First American U.S. Treasury Money Market Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	395
10 years	rr_ExpenseExampleYear10	883
2005	rr_AnnualReturn2005	2.39%	[1]
2006	rr_AnnualReturn2006	4.20%	[1]
2007	rr_AnnualReturn2007	4.11%	[1]
2008	rr_AnnualReturn2008	1.13%	[1]
2009	rr_AnnualReturn2009	0.00%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2004

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class I Shares | First American Prime Obligations Fund
Fund Summary Prime Obligations Fund
Investment Objective
Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class I Shares First American Prime Obligations Fund Class I
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class I Shares First American Prime Obligations Fund Class I
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.45%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class I Shares First American Prime Obligations Fund Class I
1 year	46
3 years	144
5 years	252
10 years	567

Principal Investment Strategies
Prime Obligations Fund invests in high-quality short-term debt obligations, including:
  commercial paper.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  non-convertible corporate debt securities.
  securities issued by the U.S. government or one of its agencies or instrumentalities.
  municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.
When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended September 30, 2007 1.27% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class I Shares First American Prime Obligations Fund Class I	Sep 24, 2001	none	1.57%	1.91%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class I Shares | First American Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Prime Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Prime Obligations Fund invests in high-quality short-term debt obligations, including:
  commercial paper.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  non-convertible corporate debt securities.
  securities issued by the U.S. government or one of its agencies or instrumentalities.
  municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.
When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

		The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

		Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended September 30, 2007 1.27% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class I Shares | First American Prime Obligations Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.20%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	46
3 years	rr_ExpenseExampleYear03	144
5 years	rr_ExpenseExampleYear05	252
10 years	rr_ExpenseExampleYear10	567
2002	rr_AnnualReturn2002	1.61%	[1]
2003	rr_AnnualReturn2003	0.90%	[1]
2004	rr_AnnualReturn2004	1.08%	[1]
2005	rr_AnnualReturn2005	2.91%	[1]
2006	rr_AnnualReturn2006	4.77%	[1]
2007	rr_AnnualReturn2007	5.02%	[1]
2008	rr_AnnualReturn2008	2.64%	[1]
2009	rr_AnnualReturn2009	0.28%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.57%
Ten Years	rr_AverageAnnualReturnYear10	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class Y Shares | First American Government Obligations Fund
Fund Summaries Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Y Shares First American Government Obligations Fund Class Y
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Shares First American Government Obligations Fund Class Y
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.50%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class Y Shares First American Government Obligations Fund Class Y
1 year	51
3 years	160
5 years	280
10 years	628

Principal Investment Strategies
Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.01%.

Best Quarter: Quarter ended December 31, 2006 1.24% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class Y Shares First American Government Obligations Fund Class Y	Mar 1, 1990	none	1.37%	1.75%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class Y Shares | First American Government Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Government Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

		When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

		Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended December 31, 2006 1.24% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class Y Shares | First American Government Obligations Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
2002	rr_AnnualReturn2002	1.49%	[1]
2003	rr_AnnualReturn2003	0.79%	[1]
2004	rr_AnnualReturn2004	0.96%	[1]
2005	rr_AnnualReturn2005	2.82%	[1]
2006	rr_AnnualReturn2006	4.65%	[1]
2007	rr_AnnualReturn2007	4.80%	[1]
2008	rr_AnnualReturn2008	2.06%	[1]
2009	rr_AnnualReturn2009	0.10%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.37%
Ten Years	rr_AverageAnnualReturnYear10	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1990

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.01%.

Class Y Shares | First American Prime Obligations Fund
Fund Summaries Prime Obligations Fund
Investment Objective
Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Y Shares First American Prime Obligations Fund Class Y
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Shares First American Prime Obligations Fund Class Y
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.50%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class Y Shares First American Prime Obligations Fund Class Y
1 year	51
3 years	160
5 years	280
10 years	628

Principal Investment Strategies
Prime Obligations Fund invests in high-quality short-term debt obligations, including:
  commercial paper.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  non-convertible corporate debt securities.
  securities issued by the U.S. government or one of its agencies or instrumentalities.
  municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.
When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended September 30, 2007 1.25% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class Y Shares First American Prime Obligations Fund Class Y	Mar 1, 1990	none	1.53%	1.85%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class Y Shares | First American Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Prime Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Prime Obligations Fund invests in high-quality short-term debt obligations, including:
  commercial paper.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  non-convertible corporate debt securities.
  securities issued by the U.S. government or one of its agencies or instrumentalities.
  municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.
When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

		The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

		Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended September 30, 2007 1.25% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class Y Shares | First American Prime Obligations Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
2002	rr_AnnualReturn2002	1.53%	[1]
2003	rr_AnnualReturn2003	0.82%	[1]
2004	rr_AnnualReturn2004	0.99%	[1]
2005	rr_AnnualReturn2005	2.82%	[1]
2006	rr_AnnualReturn2006	4.68%	[1]
2007	rr_AnnualReturn2007	4.94%	[1]
2008	rr_AnnualReturn2008	2.56%	[1]
2009	rr_AnnualReturn2009	0.25%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.53%
Ten Years	rr_AverageAnnualReturnYear10	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1990

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class Y Shares | First American Tax Free Obligations Fund
Fund Summaries Tax Free Obligations Fund
Investment Objective
Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Y Shares First American Tax Free Obligations Fund Class Y
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Shares First American Tax Free Obligations Fund Class Y
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.55%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class Y Shares First American Tax Free Obligations Fund Class Y
1 year	56
3 years	176
5 years	307
10 years	689

Principal Investment Strategies
Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:
  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.
Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended September 30, 2007 0.83% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class Y Shares First American Tax Free Obligations Fund Class Y	Jan 9, 1995	none	0.98%	1.24%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class Y Shares | First American Tax Free Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Tax Free Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:
  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.
Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

		Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

		Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended September 30, 2007 0.83% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class Y Shares | First American Tax Free Obligations Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	689
2002	rr_AnnualReturn2002	1.06%	[1]
2003	rr_AnnualReturn2003	0.65%	[1]
2004	rr_AnnualReturn2004	0.80%	[1]
2005	rr_AnnualReturn2005	1.98%	[1]
2006	rr_AnnualReturn2006	3.03%	[1]
2007	rr_AnnualReturn2007	3.24%	[1]
2008	rr_AnnualReturn2008	1.69%	[1]
2009	rr_AnnualReturn2009	0.02%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	0.98%
Ten Years	rr_AverageAnnualReturnYear10	1.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 9, 1995

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class Y Shares | First American Treasury Obligations Fund
Fund Summaries Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Y Shares First American Treasury Obligations Fund Class Y
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Shares First American Treasury Obligations Fund Class Y
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.50%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class Y Shares First American Treasury Obligations Fund Class Y
1 year	51
3 years	160
5 years	280
10 years	628

Principal Investment Strategies
Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended December 31, 2006 1.23% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class Y Shares First American Treasury Obligations Fund Class Y	Jan 24, 1995	none	1.18%	1.62%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class Y Shares | First American Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Treasury Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

		When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

		Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended December 31, 2006 1.23% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class Y Shares | First American Treasury Obligations Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
2002	rr_AnnualReturn2002	1.43%	[1]
2003	rr_AnnualReturn2003	0.72%	[1]
2004	rr_AnnualReturn2004	0.90%	[1]
2005	rr_AnnualReturn2005	2.72%	[1]
2006	rr_AnnualReturn2006	4.61%	[1]
2007	rr_AnnualReturn2007	4.56%	[1]
2008	rr_AnnualReturn2008	1.36%	[1]
2009	rr_AnnualReturn2009	0.06%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.18%
Ten Years	rr_AverageAnnualReturnYear10	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 24, 1995

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class Y Shares | First American U.S. Treasury Money Market Fund
Fund Summaries U.S. Treasury Money Market Fund
Investment Objective
U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Y Shares First American U.S. Treasury Money Market Fund Class Y
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Shares First American U.S. Treasury Money Market Fund Class Y
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.21%
Total Annual Fund Operating Expenses	0.56%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class Y Shares First American U.S. Treasury Money Market Fund Class Y
1 year	57
3 years	179
5 years	313
10 years	701

Principal Investment Strategies
U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended December 31, 2006 1.15% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Class Y Shares First American U.S. Treasury Money Market Fund Class Y	Oct 25, 2004	none	1.09%	1.75%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class Y Shares | First American U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

		When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

		Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended December 31, 2006 1.15% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class Y Shares | First American U.S. Treasury Money Market Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
1 year	rr_ExpenseExampleYear01	57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	701
2005	rr_AnnualReturn2005	2.54%	[1]
2006	rr_AnnualReturn2006	4.36%	[1]
2007	rr_AnnualReturn2007	4.26%	[1]
2008	rr_AnnualReturn2008	1.27%	[1]
2009	rr_AnnualReturn2009	0.00%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2004

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class Z Shares | First American Government Obligations Fund
Fund Summaries Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Z Shares First American Government Obligations Fund Class Z
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Z Shares First American Government Obligations Fund Class Z
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.25%
Less Fee Waivers	[1]	(0.05%)
Net Expenses	[1]	0.20%
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2013, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2013, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class Z Shares First American Government Obligations Fund Class Z
1 year	20
3 years	75
5 years	136
10 years	313

Principal Investment Strategies
Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.01%.

Best Quarter: Quarter ended December 31, 2006 1.30% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Class Z Shares First American Government Obligations Fund Class Z	Dec 1, 2003	none	1.52%	2.08%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class Z Shares | First American Government Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Government Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

		When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

		Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended December 31, 2006 1.30% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class Z Shares | First American Government Obligations Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.20%	[1]
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	75
5 years	rr_ExpenseExampleYear05	136
10 years	rr_ExpenseExampleYear10	313
2004	rr_AnnualReturn2004	1.21%	[2]
2005	rr_AnnualReturn2005	3.07%	[2]
2006	rr_AnnualReturn2006	4.91%	[2]
2007	rr_AnnualReturn2007	5.06%	[2]
2008	rr_AnnualReturn2008	2.31%	[2]
2009	rr_AnnualReturn2009	0.28%	[2]
2010	rr_AnnualReturn2010	0.02%	[2]
2011	rr_AnnualReturn2011	0.00%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2003

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2013, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2013, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.
[2]	Total return for the period 1/1/12 through 9/30/12 was 0.01%.

Class Z Shares | First American Prime Obligations Fund
Fund Summaries Prime Obligations Fund
Investment Objective
Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Z Shares First American Prime Obligations Fund Class Z
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Z Shares First American Prime Obligations Fund Class Z
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.25%
Less Fee Waivers	[1]	(0.05%)
Net Expenses	[1]	0.20%
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2013, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2013, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class Z Shares First American Prime Obligations Fund Class Z
1 year	20
3 years	75
5 years	136
10 years	313

Principal Investment Strategies
Prime Obligations Fund invests in high-quality short-term debt obligations, including:
  commercial paper.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  non-convertible corporate debt securities.
  securities issued by the U.S. government or one of its agencies or instrumentalities.
  municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.
When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.05%.

Best Quarter: Quarter ended September 30, 2007 1.32% Worst Quarter: Quarter ended December 31, 2011* 0.01% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Class Z Shares First American Prime Obligations Fund Class Z	Aug 1, 2003	0.05%	1.72%	2.17%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class Z Shares | First American Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Prime Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Prime Obligations Fund invests in high-quality short-term debt obligations, including:
  commercial paper.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  non-convertible corporate debt securities.
  securities issued by the U.S. government or one of its agencies or instrumentalities.
  municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.
When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

		Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended September 30, 2007 1.32% Worst Quarter: Quarter ended December 31, 2011* 0.01% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class Z Shares | First American Prime Obligations Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.20%	[1]
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	75
5 years	rr_ExpenseExampleYear05	136
10 years	rr_ExpenseExampleYear10	313
2004	rr_AnnualReturn2004	1.28%	[2]
2005	rr_AnnualReturn2005	3.11%	[2]
2006	rr_AnnualReturn2006	4.98%	[2]
2007	rr_AnnualReturn2007	5.23%	[2]
2008	rr_AnnualReturn2008	2.85%	[2]
2009	rr_AnnualReturn2009	0.46%	[2]
2010	rr_AnnualReturn2010	0.09%	[2]
2011	rr_AnnualReturn2011	0.05%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
One Year	rr_AverageAnnualReturnYear01	0.05%
Five Years	rr_AverageAnnualReturnYear05	1.72%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2013, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2013, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.
[2]	Total return for the period 1/1/12 through 9/30/12 was 0.05%.

Class Z Shares | First American Tax Free Obligations Fund
Fund Summaries Tax Free Obligations Fund
Investment Objective
Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Z Shares First American Tax Free Obligations Fund Class Z
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Z Shares First American Tax Free Obligations Fund Class Z
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses		0.31%
Less Fee Waivers	[1]	(0.11%)
Net Expenses	[1]	0.20%
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2013, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2013, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class Z Shares First American Tax Free Obligations Fund Class Z
1 year	20
3 years	89
5 years	163
10 years	382

Principal Investment Strategies
Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:
  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.
Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended June 30, 2007 0.90% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Class Z Shares First American Tax Free Obligations Fund Class Z	Dec 1, 2003	none	1.11%	1.51%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class Z Shares | First American Tax Free Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Tax Free Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:
  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.
Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

		Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

		Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended June 30, 2007 0.90% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class Z Shares | First American Tax Free Obligations Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.20%	[1]
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	89
5 years	rr_ExpenseExampleYear05	163
10 years	rr_ExpenseExampleYear10	382
2004	rr_AnnualReturn2004	1.05%	[2]
2005	rr_AnnualReturn2005	2.24%	[2]
2006	rr_AnnualReturn2006	3.29%	[2]
2007	rr_AnnualReturn2007	3.49%	[2]
2008	rr_AnnualReturn2008	1.95%	[2]
2009	rr_AnnualReturn2009	0.16%	[2]
2010	rr_AnnualReturn2010	0.02%	[2]
2011	rr_AnnualReturn2011	0.00%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2003

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2013, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2013, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.
[2]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class Z Shares | First American Treasury Obligations Fund
Fund Summaries Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Z Shares First American Treasury Obligations Fund Class Z
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Z Shares First American Treasury Obligations Fund Class Z
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.24%
Less Fee Waivers	[1]	(0.04%)
Net Expenses	[1]	0.20%
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2013, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2013, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class Z Shares First American Treasury Obligations Fund Class Z
1 year	20
3 years	73
5 years	131
10 years	302

Principal Investment Strategies
Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended December 31, 2006 1.29% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Class Z Shares First American Treasury Obligations Fund Class Z	Dec 1, 2003	none	1.30%	1.92%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class Z Shares | First American Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Treasury Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

		When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

		Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended December 31, 2006 1.29% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class Z Shares | First American Treasury Obligations Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.20%	[1]
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	73
5 years	rr_ExpenseExampleYear05	131
10 years	rr_ExpenseExampleYear10	302
2004	rr_AnnualReturn2004	1.16%	[2]
2005	rr_AnnualReturn2005	2.98%	[2]
2006	rr_AnnualReturn2006	4.87%	[2]
2007	rr_AnnualReturn2007	4.82%	[2]
2008	rr_AnnualReturn2008	1.60%	[2]
2009	rr_AnnualReturn2009	0.17%	[2]
2010	rr_AnnualReturn2010	0.00%	[2]
2011	rr_AnnualReturn2011	0.00%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2003

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2013, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2013, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.
[2]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Class Z Shares | First American U.S. Treasury Money Market Fund
Fund Summaries U.S. Treasury Money Market Fund
Investment Objective
U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Z Shares First American U.S. Treasury Money Market Fund Class Z
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Z Shares First American U.S. Treasury Money Market Fund Class Z
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses		0.31%
Less Fee Waivers	[1]	(0.11%)
Net Expenses	[1]	0.20%
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2013, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2013, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class Z Shares First American U.S. Treasury Money Market Fund Class Z
1 year	20
3 years	89
5 years	163
10 years	382

Principal Investment Strategies
U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended December 31, 2006 1.22% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Class Z Shares First American U.S. Treasury Money Market Fund Class Z	Oct 25, 2004	none	1.20%	1.91%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Class Z Shares | First American U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

		When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

		Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended December 31, 2006 1.22% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Class Z Shares | First American U.S. Treasury Money Market Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.20%	[1]
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	89
5 years	rr_ExpenseExampleYear05	163
10 years	rr_ExpenseExampleYear10	382
2005	rr_AnnualReturn2005	2.83%	[2]
2006	rr_AnnualReturn2006	4.63%	[2]
2007	rr_AnnualReturn2007	4.52%	[2]
2008	rr_AnnualReturn2008	1.52%	[2]
2009	rr_AnnualReturn2009	0.03%	[2]
2010	rr_AnnualReturn2010	0.00%	[2]
2011	rr_AnnualReturn2011	0.00%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2004

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2013, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2013, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.
[2]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Institutional Investor Shares | First American Government Obligations Fund
Fund Summaries Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Investor Shares First American Government Obligations Fund Institutional Investor Class
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Investor Shares First American Government Obligations Fund Institutional Investor Class
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.34%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Institutional Investor Shares First American Government Obligations Fund Institutional Investor Class
1 year	35
3 years	109
5 years	191
10 years	431

Principal Investment Strategies
Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.01%.

Best Quarter: Quarter ended September 30, 2007 1.25% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Institutional Investor Shares First American Government Obligations Fund Institutional Investor Class	Mar 31, 2006	none	1.45%	1.91%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Institutional Investor Shares | First American Government Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Government Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended September 30, 2007 1.25% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Institutional Investor Shares | First American Government Obligations Fund | Institutional Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
1 year	rr_ExpenseExampleYear01	35
3 years	rr_ExpenseExampleYear03	109
5 years	rr_ExpenseExampleYear05	191
10 years	rr_ExpenseExampleYear10	431
2007	rr_AnnualReturn2007	4.96%	[1]
2008	rr_AnnualReturn2008	2.21%	[1]
2009	rr_AnnualReturn2009	0.19%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.01%.

Institutional Investor Shares | First American Prime Obligations Fund
Fund Summaries Prime Obligations Fund
Investment Objective
Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Investor Shares First American Prime Obligations Fund Institutional Investor Class
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Investor Shares First American Prime Obligations Fund Institutional Investor Class
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.35%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Institutional Investor Shares First American Prime Obligations Fund Institutional Investor Class
1 year	36
3 years	113
5 years	197
10 years	443

Principal Investment Strategies
Prime Obligations Fund invests in high-quality short-term debt obligations, including:
  commercial paper.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  non-convertible corporate debt securities.
  securities issued by the U.S. government or one of its agencies or instrumentalities.
  municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.
When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended September 30, 2007 1.29% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Institutional Investor Shares First American Prime Obligations Fund Institutional Investor Class	Mar 31, 2006	none	1.63%	2.07%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Institutional Investor Shares | First American Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Prime Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Prime Obligations Fund invests in high-quality short-term debt obligations, including:
  commercial paper.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  non-convertible corporate debt securities.
  securities issued by the U.S. government or one of its agencies or instrumentalities.
  municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.
When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended September 30, 2007 1.29% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Institutional Investor Shares | First American Prime Obligations Fund | Institutional Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
1 year	rr_ExpenseExampleYear01	36
3 years	rr_ExpenseExampleYear03	113
5 years	rr_ExpenseExampleYear05	197
10 years	rr_ExpenseExampleYear10	443
2007	rr_AnnualReturn2007	5.13%	[1]
2008	rr_AnnualReturn2008	2.75%	[1]
2009	rr_AnnualReturn2009	0.36%	[1]
2010	rr_AnnualReturn2010	0.01%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Institutional Investor Shares | First American Tax Free Obligations Fund
Fund Summaries Tax Free Obligations Fund
Investment Objective
Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Investor Shares First American Tax Free Obligations Fund Institutional Investor Class
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Investor Shares First American Tax Free Obligations Fund Institutional Investor Class
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.40%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Institutional Investor Shares First American Tax Free Obligations Fund Institutional Investor Class
1 year	41
3 years	128
5 years	224
10 years	505

Principal Investment Strategies
Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:
  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.
Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended June 30, 2007 0.87% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Institutional Investor Shares First American Tax Free Obligations Fund Institutional Investor Class	Mar 31, 2006	none	1.06%	1.35%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Institutional Investor Shares | First American Tax Free Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Tax Free Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:
  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.
Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended June 30, 2007 0.87% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Institutional Investor Shares | First American Tax Free Obligations Fund | Institutional Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
1 year	rr_ExpenseExampleYear01	41
3 years	rr_ExpenseExampleYear03	128
5 years	rr_ExpenseExampleYear05	224
10 years	rr_ExpenseExampleYear10	505
2007	rr_AnnualReturn2007	3.39%	[1]
2008	rr_AnnualReturn2008	1.84%	[1]
2009	rr_AnnualReturn2009	0.08%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Institutional Investor Shares | First American Treasury Obligations Fund
Fund Summaries Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Investor Shares First American Treasury Obligations Fund Institutional Investor Class
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Investor Shares First American Treasury Obligations Fund Institutional Investor Class
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.35%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Institutional Investor Shares First American Treasury Obligations Fund Institutional Investor Class
1 year	36
3 years	113
5 years	197
10 years	443

Principal Investment Strategies
Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended March 31, 2007 1.24% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Institutional Investor Shares First American Treasury Obligations Fund Institutional Investor Class	Mar 31, 2006	none	1.25%	1.73%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Institutional Investor Shares | First American Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Treasury Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended March 31, 2007 1.24% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Institutional Investor Shares | First American Treasury Obligations Fund | Institutional Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
1 year	rr_ExpenseExampleYear01	36
3 years	rr_ExpenseExampleYear03	113
5 years	rr_ExpenseExampleYear05	197
10 years	rr_ExpenseExampleYear10	443
2007	rr_AnnualReturn2007	4.72%	[1]
2008	rr_AnnualReturn2008	1.51%	[1]
2009	rr_AnnualReturn2009	0.12%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Institutional Investor Shares | First American U.S. Treasury Money Market Fund
Fund Summaries U.S. Treasury Money Market Fund
Investment Objective
U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Investor Shares First American U.S. Treasury Money Market Fund Institutional Investor Class
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Investor Shares First American U.S. Treasury Money Market Fund Institutional Investor Class
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.40%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Institutional Investor Shares First American U.S. Treasury Money Market Fund Institutional Investor Class
1 year	41
3 years	128
5 years	224
10 years	505

Principal Investment Strategies
U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended March 31, 2007 1.19% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Institutional Investor Shares First American U.S. Treasury Money Market Fund Institutional Investor Class	Mar 31, 2006	none	1.16%	1.61%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Institutional Investor Shares | First American U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended March 31, 2007 1.19% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Institutional Investor Shares | First American U.S. Treasury Money Market Fund | Institutional Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
1 year	rr_ExpenseExampleYear01	41
3 years	rr_ExpenseExampleYear03	128
5 years	rr_ExpenseExampleYear05	224
10 years	rr_ExpenseExampleYear10	505
2007	rr_AnnualReturn2007	4.42%	[1]
2008	rr_AnnualReturn2008	1.42%	[1]
2009	rr_AnnualReturn2009	0.00%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Reserve Shares | First American Treasury Obligations Fund
Fund Summary Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Reserve Shares First American Treasury Obligations Fund Reserve Class
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Reserve Shares First American Treasury Obligations Fund Reserve Class
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.50%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	1.00%

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Reserve Shares First American Treasury Obligations Fund Reserve Class
1 year	101
3 years	317
5 years	551
10 years	1,224

Principal Investment Strategies
Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended December 31, 2006 1.10% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Reserve Shares First American Treasury Obligations Fund Reserve Class	Aug 31, 2005	none	1.00%	1.58%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Reserve Shares | First American Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Treasury Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

		When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

		Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

		The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter ended December 31, 2006 1.10% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Reserve Shares | First American Treasury Obligations Fund | Reserve Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	317
5 years	rr_ExpenseExampleYear05	551
10 years	rr_ExpenseExampleYear10	1,224
2006	rr_AnnualReturn2006	4.10%	[1]
2007	rr_AnnualReturn2007	4.05%	[1]
2008	rr_AnnualReturn2008	0.98%	[1]
2009	rr_AnnualReturn2009	0.00%	[1]
2010	rr_AnnualReturn2010	0.00%	[1]
2011	rr_AnnualReturn2011	0.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.00%
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2005

[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 30, 2012